TAXATION	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 12. TAXATION

a)	Enterprise Income Taxes

Under the current laws of Cayman Islands, the Company incorporated in the Cayman Islands are not subject to tax on income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Jinxuan JH is incorporated in the BVI. Under the current law of the BVI, Jinxuan JH is not subject to tax on income or capital gains. Additionally, if dividends are paid by Jinxuan JH to its shareholders, no BVI withholding tax will be imposed.

Jacqueline G.D and Junhao International were both incorporated in Hongkong and do not conduct any substantial operations of its own. Under the Hong Kong tax laws, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. Subsidiaries in Hong Kong are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. No provision for Hongkong profits tax has been made in the consolidated financial statements as Jacqueline G.D and Junhao International both have no assessable profits for the year ended December 31, 2018.

Liulin Junhao, incorporated in the PRC, is governed by the enterprise income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). Effective from January 1, 2008, the EIT rate of PRC is 25%, and applies to both domestic and foreign invested enterprises. The effective tax rate of the Company were (23.0) %, 0% and 25.6% for the years ended December 31, 2018, 2017 and 2016, respectively.

The components of the income tax expenses for the years ended December 31, 2018, 2017 and 2016 are as follows

	The Years ended December 31,
	2018	2017	2016
Current income tax provision	$11,567	$-	$253,489
Deferred income tax provision	-	-	4,060
Total	$11,567	$-	$257,549

Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2018 and 2017 and the Company’s effective income tax expenses is as follows:

	The Years ended December 31,
	2018	2017	2016
(Loss) income before income taxes	$(50,357)	$(745,660)	$1,007,110
Statutory EIT rate	25%	25%	25%
Income tax (benefit) expense computed at statutory EIT rate	(12,589)	(186,415)	251,778
Reconciling items:
International tax rate differential	46	-	-
Non-deductible expenses	132,498	57,401	5,771
Valuation allowance change	(108,388)	129,014	-

Income tax expense	$11,567	$-	$257,549
Effective tax rate	(23.0)%	-%	25.6%

b)	Deferred Tax

According to PRC tax regulations, net operating losses can be carried forward to offset future operating income for five years. Significant components of deferred tax assets were as follows:

	For the Fiscal Years Ended December 31,
	2018	2017
Net operating loss carry forwards	$-	$129,014
Allowance for doubtful accounts	18,213	-
Impairment expenses	4,255	-
Deferred tax assets, gross	22,468	129,014
Less: Valuation allowance	(22,468)	(129,014)
Deferred tax assets, net	$-	$-

The Company follows ASC 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Due to the Company's history of recurrent losses, the management did not expect the Company will generate enough profit to utilize the DTA in the future. Accordingly, a full deferred tax asset valuation allowance has been provided. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Valuation allowances decreased by $106,546 in 2018, and increased by $129,014 in 2017.

c)	Uncertain tax positions

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended December 31, 2018 and 2017, and there were no uncertain tax positions as of December 31, 2018 and 2017.

d)	Value-added Tax

PRC Value-added Tax

Liulin Junhao is the operating entity who provided services in China and therefore is subject to a Chinese value-added tax (“VAT”). Revenue represents the invoiced value of goods delivered net of a VAT. The application tax rate is 16% for selling product and 10% for freight. Furthermore, accrued VAT payables are subject to a 6% surcharges, which includes urban maintenance and construction taxes and additional education fees.